Leases (Details) - Schedule of amounts recognized in profit or loss	12 Months Ended
Oct. 31, 2022 CAD ($)
Schedule Of Amounts Recognized In Profit Or Loss Abstract
Depreciation	$ 82,802
Interest	19,699
Foreign currency fluctuation	(90)
Total amounts recognized in profit or loss	$ 102,411